Grandeur Peak Global Reach Fund	Portfolio of Investments
January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.63%
Argentina — 0.75%
Globant S.A.(a)	5,833	$1,244,296

Australia — 2.94%
EQT Holdings Ltd	26,829	572,359
Imdex Ltd	229,427	374,965
IPD Group Ltd/Australia(a)	178,283	426,541
Johns Lyng Group Ltd	139,584	323,545
Kogan.com Ltd(a)	88,225	261,517
MA Financial Group Ltd	318,047	1,312,349
Mader Group Ltd(a)	127,430	490,968
Pinnacle Investment Management Group	33,376	530,756
Steadfast Group Ltd.(a)	158,396	574,840
		4,867,840
Belgium — 1.13%
Azelis Group N.V.	21,463	441,853
Melexis NV	13,088	793,664
X-Fab Silicon Foundries S.E.(a)(b)(c)	124,270	643,313
		1,878,830
Brazil — 2.09%
Armac Locacao Logistica E Servicos SA	448,600	378,323
BR Advisory Partners	221,000	516,793
Grupo Mateus SA(a)	631,887	715,572
Locaweb Servicos de Internet S(a)(b)(c)	567,668	326,279
Patria Investments Limited(a)	72,298	859,623
Raia Drogasil S.A.	72,600	265,770
Track & Field Co SA	243,400	398,464
		3,460,824
Canada — 1.42%
Aritzia Inc(a)	6,830	328,420
Descartes Systems Group, Inc. (The)(a)	3,600	416,617
Docebo Inc(a)	9,600	401,519
Foran Mining Corp(a)	174,349	455,758
Kinaxis Inc.(a)	4,200	483,453
Richelieu Hardware, Ltd.(a)	9,549	269,848
		2,355,615
China — 3.82%
Adicon Holdings Ltd(a)	375,500	335,403
Angelalign Technology Inc(b)(c)	56,200	393,801
ANTA Sports Products Ltd.	31,600	334,775
Beijing Huafeng Test & Control	52,200	907,112
Centre Testing Int	322,600	549,479
DPC Dash LTD.	67,000	681,862
ManpowerGroup Greater China Lt(c)	145,800	75,781
Proya Cosmetics Co Ltd	41,200	475,033
Shenzhen Mindray Bio-Medical Electronics Co.	9,900	317,316
Silergy Corp	129,700	1,546,014
TK Group Holdings Ltd(b)	1,492,400	371,565
Yum China Holdings Inc	7,400	335,239
		6,323,380
Colombia — 0.29%
Parex Resources, Inc.	49,965	476,044
	Shares	Fair Value
COMMON STOCKS — 98.63% (continued)
Denmark — 0.20%
ROCKWOOL International A/S(a)	914	$325,028

Finland — 0.43%
Metso Outotec OYJ(a)	38,376	381,890
Revenio Group Oyj	10,230	328,098
		709,988
France — 2.89%
Antin Infrastructure Partners	78,254	915,005
Planisware SAS(a)	11,605	350,604
Sidetrade(a)	1,837	481,767
Thermador Groupe	4,640	340,052
Virbac SA	4,925	1,654,089
Wavestone	9,912	503,974
Wendel S.A.(a)	5,524	545,987
		4,791,478
Germany — 2.04%
2G Energy AG(a)	10,637	285,028
Atoss Software AG	2,836	339,838
Dermapharm Holding SE	23,363	962,661
Elmos Semiconductor AG(a)	8,322	612,483
Mensch und Maschine Software S	8,993	484,748
QIAGEN N.V.	7,033	313,953
Schott Pharma AG & Co	15,800	386,197
		3,384,908
Greece — 0.23%
Sarantis SA	31,721	374,852

Hong Kong — 1.67%
Plover Bay Tech(c)	3,252,200	2,020,091
Techtronic Industries Co Limited(a)	55,500	745,029
		2,765,120
India — 3.74%
Bajaj Finance Ltd(a)	6,045	550,030
BLS International Services Ltd(a)	141,000	709,803
Five-Star Business(a)	97,011	883,581
Home First Finance Co India Lt(a)	39,980	459,477
Indigo Paints Ltd	24,500	358,257
Jupiter Life Line Hospitals Lt(a)	19,896	374,022
Ksolves India Ltd	30,684	351,384
Likhitha Infrastructure Ltd(a)	77,000	283,576
LT Foods Ltd	133,952	602,988
PB Fintech Ltd(a)	20,265	403,805
Prudent Corporate Advisory Ser(a)	14,748	345,812
SJS Enterprises Ltd(a)	46,425	529,208
Supriya Lifescience Ltd(a)	41,105	341,563
		6,193,506
Indonesia — 1.32%
Aspirasi Hidup Indonesia	18,134,700	851,159
Cisarua Mountain Dairy PT TBK(a)	101,100	30,456
Medikaloka Hermina Tbk PT(a)	4,181,000	356,561
Selamat Sempurna Tbk PT	5,872,100	635,883
Ultrajaya Milk Industry & Trad	3,229,400	308,100
		2,182,159
Ireland — 0.76%
ICON plc(a)	3,351	667,117

Grandeur Peak Global Reach Fund	Portfolio of Investments
January 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.63% (continued)
Ireland — 0.76% (continued)
Uniphar PLC(a)	239,197	$595,079
		1,262,196
Israel — 1.36%
CyberArk Software Ltd.(a)	2,325	862,529
Monday.com Ltd(a)	1,808	461,872
Next Vision Stabilized Systems(a)	30,203	561,425
Wix.com Ltd.(a)	1,498	357,857
		2,243,683
Italy — 1.76%
Diasorin SPA(a)	4,597	494,152
Interpump Group SpA	9,386	444,830
Pharmanutra SpA(a)	12,188	643,070
Recordati SpA(a)	12,271	747,301
Sesa SpA	8,333	590,834
		2,920,187
Japan — 9.36%
AZOOM Co Ltd	11,300	477,986
BayCurrent, Inc.	54,400	2,330,917
Charm Care Corp KK	30,000	248,188
CrowdWorks Inc(a)	42,700	348,849
eWeLL Co Ltd(a)	26,200	327,238
F&M Co Ltd	16,000	193,650
FP Partner Inc(a)	49,000	696,687
gremz Inc	34,800	525,981
Halows Company Ltd.	14,700	361,614
Hennge KK(a)	58,700	445,500
Insource Co Ltd	135,300	930,883
Integral Corp(a)	38,600	1,020,479
Internet Initiative Japan, Inc.	21,500	403,912
Japan Elevator Service Holdings Company Ltd.	20,700	402,430
Jeol Ltd.	15,800	587,747
JMDC Inc	13,600	348,147
M&A Research Institute Inc(a)	38,700	390,034
MarkLines Company Ltd.(a)	46,400	662,113
Plus Alpha Consulting Company Ltd.	49,600	576,008
Rise Consulting Group Inc(a)	100,000	437,182
Sun* Inc(a)	108,800	488,282
Synchro Food Co Ltd(a)	171,100	411,521
System Support, Inc.	49,500	633,576
Tokyo Seimitsu Company Limited	8,100	389,059
ULS Group Inc	16,500	529,842
User Local Inc	53,900	633,938
Visional Inc(a)	10,200	509,000
WDB coco Co Ltd	8,600	188,543
		15,499,306
Luxembourg — 0.50%
Eurofins Scientific	15,500	833,243

Mexico — 1.79%
Arca Continental COM NPV	39,900	363,536
BBB Foods Inc(a)	13,760	426,835
Corp Inmobiliaria Vesta SAB de	222,000	579,547
Corporativo Fragua SAB de CV(a)	11,400	311,415
Grupo Cementos de Chihuahua, S.A.B. de C.V(a)	46,300	427,725
	Shares	Fair Value
COMMON STOCKS — 98.63% (continued)
Mexico — 1.79% (continued)
Regional SAB de cv(a)	131,400	$856,653
		2,965,711
Netherlands — 1.29%
ASM International N.V.(a)	661	388,501
CVC Capital Partners PLC(a)	22,250	528,631
IMCD N.V.(a)	1,897	297,715
Redcare Pharmacy NV(a)	2,606	328,215
Topicus.com, Inc.(a)	6,400	600,473
		2,143,535
Norway — 1.15%
Bouvet ASA	120,257	859,527
Medistim ASA	40,000	565,432
SmartCraft ASA(a)	205,307	480,674
		1,905,633
Philippines — 1.72%
Century Pacific Food, Inc.	434,300	272,460
Concepcion Industrial	1,259,920	307,108
Philippine Seven Corp(a)	861,980	968,658
Pryce Corp	2,949,200	535,117
Puregold Price Club, Inc.	1,212,700	512,730
Wilcon Depot Inc	1,721,500	247,528
		2,843,601
Poland — 1.44%
Auto Partner SA	132,253	594,483
Dino Polska SA(b)(c)	12,165	1,347,013
Inter Cars SA	3,144	450,722
		2,392,218
Singapore — 1.11%
iFast Corporation	212,400	1,167,471
Riverstone Holdings Ltd.(a)	892,000	669,477
		1,836,948
South Korea — 2.23%
APR Corp/Korea(a)	12,683	402,339
Coupang Inc(a)	15,430	362,759
Eo Technics Co Ltd(a)	2,808	276,680
FNS Tech Co Ltd(a)	50,000	361,859
HPSP Company Ltd.	24,665	517,393
iFamilySC Co Ltd(a)	32,521	549,322
Kinx Inc.	7,991	398,900
LEENO Industrial Inc.(a)	3,407	501,796
Tokai Carbon Korea Co Ltd(a)	6,488	328,772
		3,699,820
Spain — 0.28%
Allfunds Group PLC	88,703	456,802

Sweden — 4.31%
Beijer Alma AB	26,524	421,963
EQT A.B.	17,548	577,007
Fasadgruppen Group AB	50,000	194,124
Idun Industrier AB(a)	7,278	214,633
Momentum Group AB(a)	45,746	726,110
RVRC Holding AB	110,726	494,101
Sdiptech AB(a)	69,655	1,428,497
Swedencare AB(a)	186,580	844,706
Swedish Logistic(a)	152,320	559,098
Teqnion AB	22,569	343,168

Grandeur Peak Global Reach Fund	Portfolio of Investments
January 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.63% (continued)
Sweden — 4.31% (continued)
Vimian Group AB(a)	205,277	$752,554
Vitec Software Group	11,123	586,833
		7,142,794
Switzerland — 0.25%
Inficon Holding A.G.	318	412,026

Taiwan — 1.99%
91APP, Inc.	154,000	411,040
Acer E-Enabling Service Business, Inc.	56,000	445,860
Allied Supreme Corp	46,000	407,401
Asia Vital Components Co., Ltd.	17,000	298,544
Chroma Ate Inc	27,000	310,782
Fuzetec Technology Co Ltd	36,519	70,225
Sinbon Electronics Co., Limited(a)	56,000	453,503
Sporton International, Inc.(a)	76,868	470,953
Voltronic Power Technology(a)	7,247	418,730
		3,287,038
Thailand — 0.24%
Humanica PCL	1,869,000	390,090

United Kingdom — 13.13%
AB Dynamics PLC	29,269	620,675
Advanced Medical Solutions Group plc(a)	274,580	711,665
Ashtead Technology Holdings Ord	55,439	384,315
B & M European Value Retail SA	499,974	2,009,494
CVS Group plc	114,679	1,393,703
Diploma plc	6,228	351,569
dotdigital group plc	396,188	425,972
Elixirr International PLC	161,216	1,469,453
Endava plc – ADR	36,907	1,196,525
Foresight Group Holdings Ltd	158,107	772,516
FRP Advisory Group PLC	494,916	828,563
Gamma Communications PLC	17,873	296,561
GlobalData PLC	277,911	613,460
Halma plc(a)	9,762	368,384
Hill & Smith Holdings plc	13,474	333,182
Intermediate Capital Group PLC	20,747	609,767
JTC plc(b)(c)	122,556	1,507,671
Judges Scientific plc	2,924	257,452
Keystone Law Group PLC	82,683	548,568
Kitwave Group Plc(a)	91,823	327,378
Marex Group PLC(a)	29,164	1,040,863
Marlowe plc(a)	83,687	337,289
Pensionbee Group PLC(a)	247,733	506,907
Petershill Partners PLC(b)(c)	369,960	1,268,557
Pets at Home Group PLC	124,972	350,253
Pollen Street Group Ltd	57,791	566,171
Raspberry PI Ltd(a)	54,586	518,526
Softcat PLC(a)	21,608	429,813
Tatton Asset Mgmt	108,774	890,285
Victorian Plumbing Group PLC(a)	273,519	362,937
Volution Group PLC	64,285	424,910
		21,723,384
United States — 27.17%
4Imprint Group	12,613	943,183
Advanced Oxygen Therapy	119,607	170,575
	Shares	Fair Value
COMMON STOCKS — 98.63% (continued)
United States — 27.17% (continued)
Alamo Group, Inc.	2,700	$501,012
Align Technology, Inc.(a)	1,395	305,658
Ares Management Corporation, Class A	4,757	942,933
Arizona Sonoran Copper Company, Inc.(a)	427,445	488,112
AtriCure Inc.(a)	5,804	231,405
Barrett Business Services, Inc.	22,831	989,267
Bel Fuse, Inc., Class B	5,851	474,516
Bio-Techne Corporation	5,125	376,944
Blue Owl Capital, Inc.	34,896	907,645
Boot Barn Holdings, Inc.(a)	4,223	679,269
Bowman Consulting Group Limited(a)	20,000	508,600
Bruker Corporation	10,675	620,751
Burford Capital Ltd(a)	41,764	586,367
Burlington Stores, Inc.(a)	2,231	633,448
Clearwater Analytics Holdings, Inc., Class A(a)	29,154	820,977
Cloudflare, Inc., Class A(a)	2,419	334,790
Core & Main, Inc., Class A(a)	16,850	951,014
Cross Creek LP(a)(d)	1,000,000	731,724
DexCom, Inc.(a)	8,126	705,581
DigitalOcean Holdings, Inc.(a)	18,369	761,946
Dynatrace, Inc.(a)	7,802	450,565
Elastic N.V.(a)	11,257	1,267,313
Enerpac Tool Group Corporation	13,059	590,136
Ensign Group, Inc. (The)	2,368	330,715
Esquire Financial Holdings, Inc.	6,112	546,229
Five Below, Inc.(a)	8,900	834,642
Freshpet, Inc.(a)	2,367	378,602
Gentex Corporation	15,880	411,610
Global Industrial Company	23,560	582,168
Goosehead Insurance, Inc., Class A(a)	4,594	492,339
GQG Partners Inc	544,101	726,956
Grocery Outlet Holding Corporation(a)	30,918	500,562
Hackett Group, Inc. (The)	32,726	1,010,579
HealthEquity, Inc.(a)	5,588	617,027
IDEXX Laboratories, Inc.(a)	796	335,952
Insperity, Inc.	6,663	499,792
Installed Building Products, Inc.	1,858	369,445
Insulet Corporation(a)	1,047	291,464
JFrog Ltd.(a)	38,026	1,321,784
Littelfuse, Inc.	5,595	1,333,624
Lovesac Company (The)(a)	11,505	294,068
Lululemon Athletica, Inc.(a)	1,638	678,460
Mama’s Creations Incorporated(a)	103,999	800,792
Manhattan Associates, Inc.(a)	1,550	323,314
MarketAxess Holdings, Inc.	1,959	432,214
Medpace Holdings, Inc.(a)	953	332,740
Monolithic Power Systems, Inc.	675	430,225
Neogen Corporation(a)	33,043	378,673
NV5 Global, Inc.(a)	39,964	752,922
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,279	365,641
P10 Inc	94,281	1,287,878
PagerDuty, Inc.(a)	22,053	408,422
Pennant Group, Inc. (The)(a)	12,233	323,808
Perella Weinberg Partners	46,192	1,192,677
Primoris Services Corporation	9,075	696,688
Qualys, Inc.(a)	7,405	1,032,331

Grandeur Peak Global Reach Fund	Portfolio of Investments
January 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.63% (continued)
United States — 27.17% (continued)
Rexford Industrial Realty, Inc.	8,600	$349,676
RxSight, Inc.(a)	10,657	360,953
Ryan Specialty Group Holdings, Inc.(a)	7,544	502,279
SentinelOne, Inc., CLASS A(a)	24,087	576,884
Shoals Technologies Group, Inc., Class A(a)	78,005	372,864
Silicon Laboratories, Inc.(a)	3,200	433,888
Skechers U.S.A., Inc., Class A(a)	8,394	632,404
SPS Commerce, Inc.(a)	2,250	415,530
STAAR Surgical Company(a)	21,796	527,245
Texas Roadhouse, Inc.	1,814	328,515
TPG, Inc.	8,531	573,710
Tradeweb Markets Inc. Class A	3,737	474,225
Ulta Beauty, Inc.(a)	1,493	615,340
Upwork, Inc.(a)	26,800	422,368
Western Alliance Bancorp	6,234	547,782
Yeti Holdings, Inc.(a)	22,008	820,018
Zscaler, Inc.(a)	3,598	728,919
		44,970,674
Vietnam — 1.83%
Asia Commercial Bank JSC	513,545	519,384
FPT Corp	145,738	891,929
Hoa Phat Group(a)	358,500	379,740
Vietnam Technological & Comm Joint-stock Bank(a)	1,247,832	1,232,150
		3,023,203
Total Common Stocks (Cost $134,422,892)		163,285,960

PREFERRED STOCKS — 0.59%
United States — 0.59%
Gusto Inc. Preferred Series E(a) (d)	32,241	980,126

Total Preferred Stocks
(Cost $979,976)		980,126

Total Investments — 99.22%
(Cost $135,402,868)		164,266,086

Other Assets in Excess of Liabilities — 0.78%		1,292,651

NET ASSETS — 100.00%		$165,558,737

(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2025, these securities had a total aggregate market value of $9,486,634, representing 5.73% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, these securities had a total aggregate market value of $7,582,506, representing 4.58% of net assets.

(d)	As a result of the use of significant unobservable inputs to determine fair value, this investment has been classified as Level 3 assets.

Sector Composition (January 31, 2025)
Technology	27.0%
Financials	18.7%
Industrials	15.2%
Health Care	11.5%
Consumer Discretionary	10.3%
Consumer Staples	7.5%
Communications	3.4%
Materials	2.8%
Energy	0.9%
Real Estate	0.9%
Utilities	0.6%
Listed Private Equity Investments	0.4%
Other Assets in Excess of Liabilities	0.8%
Total	100%

Industry Composition (January 31, 2025)
Application Software	9.2%
It Services	5.6%
Private Equity	4.9%
Investment Management	4.4%
Professional Services	3.9%
Food & Drug Stores	2.9%
Specialty & Generic Pharma	2.6%
Banks	2.2%
Health Care Services	2.2%
Infrastructure Software	2.2%
Mass Merchants	1.9%
Industrial Wholesale & Rental	1.8%
Internet Media & Services	1.8%
Auto Parts	1.7%
Communications Equipment	1.7%
Semiconductor Devices	1.7%
Life Science & Diagnostics	1.7%
Wealth Management	1.6%
Electrical Components	1.6%
Health Care Supplies	1.6%
Medical Equipment	1.6%
Other Commercial Support Services	1.6%
Specialty Apparel Stores	1.6%
Institutional Brokerage	1.6%
Electronics Components	1.5%
Semiconductor Mfg	1.4%
Commercial Finance	1.3%
Other Spec Retail - Discr	1.3%
Packaged Food	1.2%
Home Products Stores	1.1%
Insurance Brokers & Services	1.0%
Other Industries (each less than 1%)	26.8%
Other Assets in Excess of Liabilities	0.8%
Total	100%